Procure Space ETF
Schedule of Investments
July 31, 2022 (Unaudited)
	Shares	Value
COMMON STOCKS - 99.7%
Canada - 2.9%
Aerospace & Defense - 2.3% (d)
MDA, Ltd. (a)	243,184	$1,599,907
Diversified Telecommunication Services - 0.6%
Telesat Corp. - ADR (a)	33,243	403,570
Total Canada		2,003,477

Cayman Islands - 0.4%
Software - 0.4%
Arqit Quantum, Inc. - ADR (a)(b)	47,837	260,712

France - 3.4%
Aerospace & Defense - 0.2% (d)
Thales SA	1,408	174,218
Media - 3.2%
Eutelsat Communications SA	293,159	2,220,969
Total France		2,395,187

Israel - 1.3%
Communications Equipment - 1.3%
Gilat Satellite Networks, Ltd. - ADR (a)	136,757	905,331

Italy - 0.7%
Aerospace & Defense - 0.7% (d)
Avio SpA	36,717	429,045
Leonardo SpA	5,719	53,275
Total Aerospace & Defense		482,320

Japan - 3.6%
Media - 2.4%
Sky Perfect JSAT Holdings, Inc.	397,800	1,657,872
Professional Services - 1.2%
Weathernews, Inc.	14,900	862,896
Total Japan		2,520,768

Luxembourg - 4.0%
Media - 4.0%
SES SA	370,349	2,781,592

Netherlands - 3.6%
Aerospace & Defense - 1.1%
Airbus SE	7,413	792,752
Software - 2.5%
TomTom NV (a)	192,102	1,722,734
Total Netherlands		2,515,486

Switzerland - 4.7%
Household Durables - 4.7%
Garmin, Ltd. - ADR	33,456	3,265,975

United States - 74.6%
Aerospace & Defense - 30.2% (d)
Aerojet Rocketdyne Holdings, Inc. (a)	3,739	163,357
Astra Space, Inc. (a)(b)	379,918	543,283
Boeing Co. (a)(b)	12,744	2,030,247
L3Harris Technologies, Inc.	7,084	1,699,948
Lockheed Martin Corp.	3,940	1,630,411
Maxar Technologies, Inc. (b)	119,552	3,285,289
Momentus, Inc. (a)(b)	146,581	257,983
Northrop Grumman Corp.	3,683	1,763,789
Raytheon Technologies Corp. (b)	17,501	1,631,268
Redwire Corp. (a)(b)	49,951	164,838
Rocket Lab USA, Inc. (a)(b)	648,072	3,026,496
Sidus Space, Inc. (a)	18,708	66,039
Terran Orbital Corp. (a)(b)	195,349	828,280
Virgin Galactic Holdings, Inc. (a)(b)	508,719	3,784,869
Virgin Orbit Holdings, Inc. (a)	38,124	156,308
Total Aerospace & Defense		21,032,405
Communications Equipment - 4.4%
ViaSat, Inc. (a)(b)	93,562	3,080,997
Containers & Packaging - 0.8%
Ball Corp.	7,093	520,768
Diversified Telecommunication Services - 15.8%
AST SpaceMobile, Inc. (a)(b)	109,165	767,430
AT&T, Inc.	57,852	1,086,460
EchoStar Corp. (a)(b)	99,751	1,971,080
Globalstar, Inc. (a)(b)	2,099,491	2,939,287
Iridium Communications, Inc. (a)(b)	94,573	4,228,359
Total Diversified Telecommunication Services		10,992,616
Electronic Equipment, Instruments & Components - 5.2%
Trimble, Inc. (a)	52,404	3,638,410
Industrial Conglomerates - 1.5%
Honeywell International, Inc.	5,460	1,050,831
Media - 11.7%
Comcast Corp.	40,403	1,515,921
DISH Network Corp. (a)(b)	171,192	2,973,605
Sirius XM Holdings, Inc. (b)	554,214	3,702,149
Total Media		8,191,675
Professional Services - 5.0%
BlackSky Technology, Inc. (a)(b)	171,434	409,727
Planet Labs PBC (a)(b)	498,515	2,657,085
Spire Global, Inc. (a)	297,665	446,498
Total Professional Services		3,513,310
Total United States		52,021,012

Virgin Islands (UK) - 0.5%
Aerospace & Defense - 0.5% (d)
Satellogic, Inc. - ADR (a)(b)	91,045	381,479
TOTAL COMMON STOCKS (Cost $89,216,924)		69,533,339

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 27.6%
Mount Vernon Liquid Assets Portfolio, LLC, 2.30% (c)	19,253,972	19,253,972
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $19,253,972)		19,253,972

SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
First American Government Obligations Fund - Class X, 1.44% (c)	61,917	61,917
TOTAL SHORT-TERM INVESTMENTS (Cost $61,917)		61,917

Total Investments (Cost $108,532,813) - 127.4%		88,849,228
Liabilities in Excess of Other Assets - (27.4)%		(19,084,792)
TOTAL NET ASSETS - 100.0%		$69,764,436

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt

(a)	Non-income producing security.
(b)	This security or a portion of this security was out on loan at July 31, 2022.
(c)	Rate reflects annualized seven-day yield on April 30, 2022.
(d)	As of July 30, 2022, the Fund had a significant portion of its assets invested in the Aerospace & Defense industry.

The industry classifications listed above are in accordance with Global Industry Classification
Standard (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and
Standard & Poor Financial Services LLC ("S&P").